INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS

Intangible assets and related accumulated amortization are as follows:

	December 31, 2024	December 31, 2023
Technologies	63,860	63,860
Favorable contracts	247,527	247,527
Software	118,926	-
Subtotal	430,313	311,387
Less: accumulated amortization	(219,749)	(178,161)
Intangible assets, net	210,564	133,226

SCHEDULE OF FUTURE AMORTIZATION COSTS

As of December 31, 2024, the future estimated amortization costs for intangible assets are as follows:

Amortization
Years Ended December 31,	Expense
2025	35,163
2026	35,163
2027	35,163
2028	35,163
2029	11,378
Thereafter	58,534
Total	210,564